Subsequent events (Details Narrative) - USD ($)	Jul. 02, 2025	Apr. 03, 2023	Mar. 31, 2025	Mar. 31, 2024
Subsequent Event [Line Items]
Number of shares issued		549,451
Common stock par value		$ 0.0002	$ 0.0002	$ 0.0002
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock par value	$ 0.0002
Preferred stock par value	$ 0.0002
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares issued	500,000,000
Subsequent Event [Member] | Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares issued	1,000,000
Subsequent Event [Member] | Preferred Stock [Member] | Share Capital Increase [Member]
Subsequent Event [Line Items]
Number of shares issued	4,000,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Authorized share capital	$ 100,200
Subsequent Event [Member] | Maximum [Member] | Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares issued	5,000,000
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Authorized share capital	$ 101,000